Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components Included in Loss Before Taxes
For financial reporting purposes, loss before taxes includes the following components:

Year ended December 31,	2025	2024
Canadian	$(37,542,035)	$(25,501,790)
Foreign	(1,044,526)	(240,895)

Total	$(38,586,561)	$(25,742,685)

Schedule of Income Tax Expense
The income tax expense consists of the following:

Year ended December 31,	2025		2024
Canadian
Current		$—		$—
Deferred		$—		$—

		$—		$—
Foreign
Current Deferred	$ $	19,091 —	$ $	1,804 —

		$19,091		$1,804
Total
Current		$19,091		$1,804
Deferred		$—		$—

		$19,091		$1,804

Schedule of Components of Income Tax Expense Benefit

For the year ended	December 31, 2025	December 31, 2025	December 31, 2024	December 31, 2024
Net loss before income taxes	$(38,586,561)		$(25,742,685)

Canadian income tax rates	$(5,787,984)	15.0%	$(3,861,403)	15.0%
Domestic Tax Effects - Federal
Changes in valuation allowance	6,601,187	(2.6%)	2,827,922	(1.6%)
Non - taxable or non - deductible Items - Stock-Based Compensation	1,306,925	(0.5%)	486,006	(0.3%)
Share issuance costs recognized	(985,305)	0.4%	(366,568)	0.2%
Adjustments made in prior years	(449,217)	0.2%	(531,518)	(0.3%)
Other	(825,110)	0.3%	1,409,327	(0.8%)
Domestic Tax Effects - Provincial	(111,604)	0.0%	(28,986)	0.0%
Foreign Tax Effects
United States - Federal
Rate differential	(4,073)	0.0%	(3,733)	0.0%
Changes in valuation allowance	3,850	0.0%	(462,048)	0.3%
Adjustments made in prior years	(387)	0.0%	449,828	(0.3%)
United States - Local	1,363	0.0%	58	0.0%
Other	(291)	0.0%	900	0.0%
Australia
Rate differential	(29,971)	0.0%	(9,113)	0.0%
Changes in valuation allowance	164,638	(0.1%)	19,167	0.0%
Non - taxable or non - deductible items	142,724	(0.1%)	68,749	0.0%
Adjustments made in prior years	958	0.0%	—	(0.0%)
Other	(8,612)	0.0%	3,215	(0.0%)

Income tax expense	$19,091	0.0%	$1,804	0.0%

Schedule of Components of Company's Net Deferred Income Tax Assets
Deferred income tax assets and liabilities result from the temporary differences between the amount of assets and liabilities recognized for financial statement and income tax purposes. The significant components of the Company’s net deferred income tax assets are as follows:

	December 31, 2025	December 31, 2024
Depreciable assets	$2,858,869	$2,680,667
Lease obligation	449	1,306
Non-capital losses	30,555,303	22,217,470
Share issue costs Scientific research and experimental development pool	2,043,066 4,702,033	932,557 3,131,664
Tax credits - Federal Tax credits - Provincial	2,184,007 1,003,991	1,664,384 680,589
Other	18,365	14,206
Less: valuation allowance	(43,366,083)	(31,322,843)

Net deferred income tax assets	$—	$—

Schedule of Non Capital Losses Carry Forward Future Years	the
non-capital
losses in each jurisdiction will expire as follows (all amounts expressed in USD):

Expiry date	Non-capital losses– Canada	Non-capital losses – US	Non-capital losses – Australia
2031	$271,386	$—	$—
2032	555,448	322,050	—
2033	2,394,691	1,111,122	—
2034	2,832,729	160,000	—
2035	2,379,915	160,000	—
2036	3,664,523	160,048	—
2037 2038	7,038,955 4,124,133	160,000 —	— —
2039	1,624,814	—	—
2040	139,060	—	—
2041	8,833,834	—	—
2042	12,384,582	—	—
2043	16,969,013	—	—
2044	20,840,892	—	—
2045	26,641,368	—	—
Unlimited	—	131,667	681,778

	$110,695,344	$2,204,887	$681,778